Trade receivables (Details) - Schedule of trade receivables - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Schedule Of Trade Receivables Abstract
Trade receivables		$ 6,770	$ 3,530
Provision for impairment	[1]	(428)	(108)
Trade receivables total		$ 6,342	$ 3,422

[1]	All impairment losses derive from contracts with customers.